CONCENTRATIONS (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Continuing Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	94.00%	7.00%	21.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	96.00%	61.00%	38.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Continuing Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	98.00%	87.00%	68.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	94.00%	83.00%	94.00%
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	97.00%	72.00%	74.00%